INCOME TAX - Net deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 24,972	$ 24,543
Transaction loss provision	679	272
Property, equipment & software	152	31
Stock options	3,528
Accrued expenses	2,092
Employee benefits	4,972	3,653
Gross deferred tax assets	36,395	28,499
Valuation allowance	(22,394)	(14,442)	$ (2,766)	$ (2,384)
Total deferred tax assets	14,001	14,057
Deferred tax liabilities:
Contract assets	431
Internal use software	8,670	10,373
Total deferred tax liabilities	9,101	10,373
Net deferred tax assets	$ 4,900	$ 3,684